Financial Highlights - Schedule of Investment Company, Financial Highlights (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
Investment Company, Financial Highlights [Roll Forward]
Net asset value at beginning of period (in dollars per share)	$ 25.05
Distribution declared (in dollars per share)	(0.21)	$ (0.21)	$ (0.21)	$ (0.63)
Net investment income (in dollars per share)				0.65
Net realized gain (loss) on investment transactions (in dollars per share)				0.06
Net realized gain (loss) on extinguishment of debt (in dollars per share)				(0.06)
Net change in unrealized appreciation (depreciation) on investment transactions (in dollars per share)				(0.02)
Net asset value at end of period (in dollars per share)	$ 25.00			$ 25.00
Total return based on net asset value per share				2.54%
Number of common shares outstanding (in shares)	26,133,510.522	26,072,695.096	26,012,927.600	26,133,510.522
Ratio of net investment income to average net assets				10.22%
Ratio of total expenses to average net assets				9.76%
Ratio of incentive fee waiver to average net assets				(0.05%)
Ratio of expense support to average net assets				(0.19%)
Ratio of incentive fees to average net assets				0.36%
Ratio of net expenses to average net assets				9.52%
Ratio of total expenses (without incentive fees) to average net assets				9.40%
Total return based on net asset value per share				2.52%
Total return based on average net asset value - annualized				9.90%
Net assets at end of period	$ 653,338			$ 653,338	$ 50
Average debt outstanding				$ 535,035
Average debt outstanding per share (in dollars per share)				$ 20.55
Portfolio Turnover				7.90%
Asset coverage ratio	213.87%			213.87%
Asset coverage ratio per unit (in dollars per share)	$ 2,138.73			$ 2,138.73